Acquisitions	12 Months Ended
Sep. 30, 2015
Metu Brands, Inc [Member]
Acquisitions

Note 10 - Acquisitions

On September 25, 2014 the company entered into an agreement to buy the ready to operate business assets of Metu Brands Inc. The cost of this acquisition was $10,000 which was allocated $795 to inventory and $9,205 to the intangible assets of the "MeTu" trade name and web site MeTuBoutique.com.